Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	MGIC Investment Corporation
Entity Incorporation, State or Country Code	WI
Entity File Number	1-10816
Entity Tax Identification Number	39-1486475
Entity Address, Address Line One	250 E. Kilbourn Avenue
Entity Address, City or Town	Milwaukee,
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	(414)
Local Phone Number	347-6480
Title of each class	Common stock
Trading Symbol	MTG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000876437
Amendment Flag	false